Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Net sales		$ 43,462	$ 44,636
Cost of goods sold		39,969	37,824
Gross profit		3,493	6,812
Other income		651	409
Selling and distribution expenses		(3,130)	(7,100)
Administrative expenses		(6,863)	(5,588)
Finance costs		(537)
Other expenses		(139)
Loss before taxation		(6,525)	(5,467)
Income tax expense		2
Net loss for the period from continuing operations		(6,527)	(5,467)
Discontinued operations
Gain on disposal of discontinued operations			10,659
Loss from discontinued operations			(200)
Net income (loss)		(6,527)	4,992
Net income (loss) attributable to :
Equity holders of the Company		(6,635)	4,997
Non-controlling interest		108	(5)
Net loss attributable to the equity holders of the Company arising from:
Continuing operations		(6,635)	(5,462)
Discontinued operations			10,459
Other comprehensive loss
Exchange differences on translation of financial statements of foreign operations		(913)	(598)
Total comprehensive income (loss)		(7,440)	4,394
Total comprehensive income (loss) attributable to:
Equity holders of the Company		(7,548)	4,399
Non-controlling interest		108	(5)
Total comprehensive income (loss) arising from:
Continuing operations		(7,440)	(6,065)
Discontinued operations			$ 10,459
Basic (USD)
— from continuing operations		$ (0.96)	$ (3.38)
— from discontinued operations			6.48
Diluted (USD)
— from continuing operations	[1]	(0.96)	(3.38)
— from discontinued operations	[1]		$ 5.27

[1]	Warrants to purchase Class A ordinary shares are not included in the diluted loss per share calculations when their effect is antidilutive. For the six months ended June 30, 2024 and 2023, 1,037,559 shares and 135,316 shares, respectively, on a weighted average basis of potential Class A ordinary shares related to outstanding Class A ordinary shares warrants were excluded from the calculation of diluted net loss per share from continuing operations as such shares are antidilutive when there is a loss.